CONVERTIBLE DEBT - Summary of the individual convertible notes (Details)		6 Months Ended	12 Months Ended
	Sep. 19, 2024	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) D $ / shares	Dec. 31, 2024 USD ($)
CONVERTIBLE DEBT
Gross proceeds | $			$ 8,762,250	$ 4,940,000
Conversion Price (in dollars per share)			$ 1
Maturity Date (from issuance date)	1 year
2025 Convertible Notes
CONVERTIBLE DEBT
Gross proceeds | $			$ 3,212,250
Weighted average price, Percentage			90.00%
Number of trading days | D			3
5/25/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 156,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			180 days
Maturity Date (from issuance date)			210 days
10/1/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 188,000
Conversion Price (in dollars per share)			$ 1.6
Maturity Date (from issuance date)			302 days
Number of trading days | D			10
Conversion price, floor			$ 1.6
Conversion price, discount percentage			65.00%
10/7/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 130,000
Conversion Price (in dollars per share)			$ 1.6
Maturity Date (from issuance date)			312 days
Weighted average price, Percentage			75.00%
Number of trading days | D			15
10/23/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 246,250
Conversion Price (in dollars per share)			$ 1.2
Maturity Date (from issuance date)			365 days
10/23/2025 | First 210 days following issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Weighted average price, Percentage			90.00%
Number of trading days immediately prior to applicable measurement date | D			3
10/23/2025 | 180 days period after issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			180 days
11/25/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 192,000
Conversion Price (in dollars per share)			$ 1.04
Maturity Date (from issuance date)			310 days
Convertible note is convertible at a price			65.00%
11/25/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 500,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/2/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 250,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 1,000,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 250,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 50,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
12/16/2025
CONVERTIBLE DEBT
Gross proceeds | $			$ 250,000
Conversion Price (in dollars per share)			$ 8
Conversion Option Period of Exercisability (from issuance date)			210 days
Maturity Date (from issuance date)			210 days
2026 Convertible Notes
CONVERTIBLE DEBT
Gross proceeds | $		$ 3,540,420
1/1/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 7.48
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/7/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 228,000
Conversion Price (in dollars per share)		$ 5.18
Maturity Date (from issuance date)		365 days
1/13/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 7.48
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/14/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 100,000
Conversion Price (in dollars per share)		$ 7.48
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
1/20/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 227,150
Conversion Price (in dollars per share)		$ 5.06
Maturity Date (from issuance date)		365 days
1/22/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 4.39
Maturity Date (from issuance date)		365 days
1/27/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 7.48
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
2/12/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 228,000
Conversion Price (in dollars per share)		$ 5.18
Maturity Date (from issuance date)		365 days
3/30/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 224,000
Conversion Price (in dollars per share)		$ 4.73
Maturity Date (from issuance date)		365 days
4/2/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 150,000
Conversion Price (in dollars per share)		$ 4.39
Maturity Date (from issuance date)		365 days
4/2/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 150,000
Conversion Price (in dollars per share)		$ 3.74
Maturity Date (from issuance date)		365 days
4/2/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 50,000
Conversion Price (in dollars per share)		$ 3.74
Maturity Date (from issuance date)		365 days
4/8/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 25,000
Conversion Price (in dollars per share)		$ 3.74
Maturity Date (from issuance date)		365 days
4/20/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 146,160
Conversion Price (in dollars per share)		$ 4.49
Maturity Date (from issuance date)		314 days
4/27/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 500,000
Conversion Price (in dollars per share)		$ 7.48
Conversion Option Period of Exercisability (from issuance date)		270 days
Maturity Date (from issuance date)		270 days
6/1/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 134,960
Conversion Price (in dollars per share)		$ 4.49
Maturity Date (from issuance date)		302 days
6/9/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 150,000
Conversion Price (in dollars per share)		$ 3.74
Maturity Date (from issuance date)		365 days
6/10/2026
CONVERTIBLE DEBT
Gross proceeds | $		$ 227,150
Conversion Price (in dollars per share)		$ 5.06
Maturity Date (from issuance date)		365 days